INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

11.	INCOME TAXES

The components of income tax expense (benefit) are as follows:

	Year ended December 31
(in thousands of $)	2017	2016	2015
Current tax expense:
UK	1,120	712	435
Norway	327	272	—
Croatia	21	45	—
Malaysia	10	6	—
Total current tax expense	1,478	1,035	435
Deferred tax expense:
UK	27	90	—
Amortization of tax benefit arising on intra-group transfers of non-current assets	—	(1,714)	(3,488)
Total income tax expense (benefit)	1,505	(589)	(3,053)

The income taxes for the years ended December 31, 2017, 2016 and 2015 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2017	2016	2015
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of non-current assets	—	(1,714)	(3,488)
Effect of movement in deferred tax balances	27	90	—
Effect of adjustments in respect of current tax in prior periods	(5)	(334)	(330)
Effect of taxable income in various countries	1,483	1,369	765
Total tax expense (benefit)	1,505	(589)	(3,053)

Bermuda

Under current Bermuda law, we are not required to pay corporate income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees). We have received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, we will be exempted from taxation until March 31, 2035.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. The management of the company believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on our U.S. source income.

United Kingdom

Current taxation of $1.1 million, $0.7 million and $0.4 million for the years ended December 31, 2017, 2016 and 2015, respectively, relates to taxation of the operations of our UK subsidiaries. Taxable revenues in the UK are generated by our UK subsidiary companies and are comprised of management fees received from Golar group companies (including related parties) as well as revenues from the operation of certain of Golar's vessels. These vessels are sub-leased from other non-UK Golar companies.

As at December 31, 2017, the statutory rate in the UK was 19%.

There are ongoing inquiries and discussions with the UK tax authorities for certain subsidiaries in relation to tax depreciation claims. If the UK tax authorities successfully challenged the availability of the tax depreciation claims, this would impact Golar's or that of the lessor banks' tax returns from 2003 onwards. Further detail on this matter is included within ''Other commitments and contingencies'' (see note 31).

Our deferred income tax asset is as follows:

	Year ended December 31
(in thousands of $)	2017	2016
Deferred tax asset	31	4

Our deferred tax assets are classified as non-current and included within Note 20, ''Other non-current assets''. These assets relate to differences for depreciation and other temporary differences.

Other jurisdictions

Taxable income in Norway, Croatia and Malaysia relate to taxation of the operations of our Norway, Croatia and Malaysia subsidiaries and are comprised of management fees received from Golar group companies.

No tax has been levied on income derived from our subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands. Under the Consolidated Tax Amendments Act of 2010, our Liberian subsidiaries should be considered non-resident Liberian corporations which are wholly exempted from Liberian taxation effective as of 1977.

There are no potential deferred tax liabilities arising on undistributed earnings within the Company. This is because no tax should arise on the distribution of any retained earnings.

Jurisdictions open to examination

The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
UK	2015
Norway	2014